ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Rou Assets And Operating Lease Liabilities
Schedule of Non-cancellable Lease Contract

As of September 30, 2025 and 2024, the Company subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Hong Kong Science Park, Hong Kong	3 years from June 17, 2021 to June 16, 2024
Office at Hong Kong Science Park, Hong Kong	3 years from June 16, 2024 to June 16, 2027

Schedule of Operating Lease Consolidated Balance Sheets

	As of September 30,
	2025	2024
Right-of-use assets	$65,606	$101,187

Operating lease liabilities
Current	$38,592	$36,450
Non-current	27,014	65,703
	$65,606	$102,153

Weighted average remaining lease terms (in years)	1.71	2.71

Schedule of Operating Lease Activities

	For the Year Ended September 30,
	2025	2024	2023
Amortization of ROU assets	$35,368	$37,087	$38,114
Accretion of interest on operating lease liabilities	4,813	2,459	2,231
Total operating lease expenses	$40,181	$39,546	$40,345

Schedule of Contractual Maturities of Lease Liabilities
During the year ended September 30,
2026	$41,216
2027	27,478
Total future lease payments	$68,694
Less: imputed interest	(3,088)
Present value of lease obligations	$65,606

Schedule of Minimum Cash Lease Payments

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the years ended September 30, 2025, 2024 and 2023:

	For the Year Ended September 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$41,143	$41,049	$40,953